NOTE RECEIVABLES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 24, 2021	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
NOTE RECEIVABLES
Note receivable from related party | ¥		¥ 30,000,000	¥ 30,000,000
Annual interest percentage	5.00%	5.00%
Accrued interest | $				$ 76,652	$ 33,645
Maturity date	Nov. 04, 2021	Nov. 04, 2021